Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues
In-person	$ 11,133,412	$ 8,181,355
Multiplatform content	5,498,404	3,246,657
Interactive	9,440,179	9,175,243
Total Revenues	26,071,995	20,603,255
Costs and expenses
In-person (exclusive of depreciation and amortization)	4,832,897	4,543,542
Multiplatform content (exclusive of depreciation and amortization)	3,813,116	2,296,790
Interactive (exclusive of depreciation and amortization)	2,479,040	2,473,970
Online operating expenses	688,045	2,244,574
Selling and marketing expenses	3,575,903	4,022,602
General and administrative expenses	18,530,000	16,452,392
Depreciation and amortization	6,767,741	6,711,398
Impairment of investment in ESA	600,000	9,683,158
Impairment of deferred production costs and intangible assets	330,340	1,005,292
Total Costs and Expenses	41,617,082	49,433,718
Loss From Operations	(15,545,087)	(28,830,463)
Other Income (Expense):
Other income	18,426	126,689
Interest expense	(1,197,127)	(2,117,438)
Foreign currency exchange loss	(14,941)	(198,513)
Total Other Expense	(1,193,642)	(2,189,262)
Net Loss	(16,738,729)	(31,019,725)
Net loss attributed to non-controlling interest		403,627
Net Loss Attributable to Allied Esports Entertainment, Inc.	$ (16,738,729)	$ (30,616,098)
Basic and Diluted Net Loss per Common Share (2019 restated)	$ (1.04)	$ (2.64)
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted (2019 restated)	16,159,144	11,602,754